Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and equipment
4.	Property and equipment

As of June 30, 2025, and December 31, 2024, property and equipment, net, consisted of the following:

	June 30,	December 31,
	2025	2024
Land	$1,482,310	$1,333,810
Buildings	4,439,332	3,951,512
Computers and equipment	1,636,253	1,403,400
Furniture and fixtures	129,204	129,204
Automobile	80,219	80,219
Leasehold improvements	776,418	713,733
	8,543,736	7,611,878
Less - accumulated depreciation	(1,518,089)	(1,229,090)
Property and Equipment, net	$7,025,647	$6,382,788

Depreciation expense for the three months ended June 30, 2025 and 2024 was $103,497 and $141,141, respectively. Depreciation expense for the six months ended June 30, 2025 and 2024 was $226,314 and $280,509, respectively.

4.	Property and equipment

As of December 31, 2024 and 2023, property and equipment, net, consisted of the following:

	Year Ended December 31,
	2024	2023
Land	$1,333,810	$1,983,810
Buildings	3,951,512	4,607,874
Computers and equipment	1,403,400	1,425,774
Furniture and fixtures	129,204	143,874
Automobile	80,219	101,269
Leasehold improvements	713,733	499,310
	7,611,878	8,761,911
Less - accumulated depreciation	(1,229,090)	(812,767)
Property and Equipment, net	$6,382,788	$7,949,144

Depreciation expense was $559,380 and $503,477 for the years ended December 31, 2024 and 2023, respectively.